SHARE-BASED COMPENSATION - Stock options (Details) - 2024 equity incentive plan - Stock options	3 Months Ended
Jun. 30, 2025 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Granted	872,500
Ending balance (in shares)	872,500
Exercisable	377,778
Exercisable and expected to vest	377,778
Outstanding Weighted - Average Exercise Price | $ / shares	$ 2.04
Weighted - Average Remaining Life (Years)	10 years
Exercisable Weighted - Average Exercise Price | $ / shares	$ 2.04